Income taxes - Narrative (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of income taxes [Line Items]
Non-capital losses	$ 676,756	$ 587,407
Deductible temporary differences	58,737	63,695
Research and development
Disclosure of income taxes [Line Items]
Research and development expenditures	2,598	2,598
E-business
Disclosure of income taxes [Line Items]
Research and development expenditures	5,692	4,823
With expiry
Disclosure of income taxes [Line Items]
Deductible temporary differences	354,039	320,344
No expiry
Disclosure of income taxes [Line Items]
Deductible temporary differences	322,717	267,063
Canada
Disclosure of income taxes [Line Items]
Provision for tax refund receivable	$ 3,622	$ 4,077